Financial Instruments Derivative Impact on Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Total amounts presented in the consolidated statements of income in which the following effects were recorded
Cost of products sold	$ 16,830	$ 17,347	$ 17,043
Interest expense	1,361	1,284	1,234
Other expense/(income)	(952)	(168)	(627)
Cost of products sold
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	66	(48)	(37)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	66	(48)	(37)
Interest expense
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	25	6	(4)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	25	6	(4)
Other expense/(income)
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	33	(27)	(29)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	33	(27)	(29)
Not designated as hedging instrument | Cost of products sold | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Not designated as hedging instrument | Cost of products sold | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Not designated as hedging instrument | Cost of products sold | Commodity contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	43	(44)	(37)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	43	(44)	(37)
Not designated as hedging instrument | Interest expense | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Not designated as hedging instrument | Interest expense | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Not designated as hedging instrument | Interest expense | Commodity contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Not designated as hedging instrument | Other expense/(income) | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(1)	(84)	54
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(1)	(84)	54
Not designated as hedging instrument | Other expense/(income) | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	11	4	(2)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	11	4	(2)
Not designated as hedging instrument | Other expense/(income) | Commodity contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Cash Flow Hedging | Designated as hedging instrument | Cost of products sold | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	23	(2)	0
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	(2)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	23	(2)	0
Cash Flow Hedging | Designated as hedging instrument | Cost of products sold | Interest rate contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Cash Flow Hedging | Designated as hedging instrument | Cost of products sold | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Cash Flow Hedging | Designated as hedging instrument | Interest expense | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Cash Flow Hedging | Designated as hedging instrument | Interest expense | Interest rate contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(4)	(4)	(4)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(4)	(4)	(4)
Cash Flow Hedging | Designated as hedging instrument | Interest expense | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Cash Flow Hedging | Designated as hedging instrument | Other expense/(income) | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(22)	56	(81)
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	3
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(22)	56	(81)
Cash Flow Hedging | Designated as hedging instrument | Other expense/(income) | Interest rate contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0	$ 0
Cash Flow Hedging | Designated as hedging instrument | Other expense/(income) | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	23	(7)
Net gains/(losses) on derivatives, excluded component, reclassified to net income	28	1
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	23	(7)
Net Investment Hedging | Designated as hedging instrument | Cost of products sold | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Net Investment Hedging | Designated as hedging instrument | Cost of products sold | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	0
Net Investment Hedging | Designated as hedging instrument | Interest expense | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Net gains/(losses) on derivatives, excluded component, reclassified to net income	(1)	(3)
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	0	0
Net Investment Hedging | Designated as hedging instrument | Interest expense | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, excluded component, reclassified to net income	30	13
Net Investment Hedging | Designated as hedging instrument | Other expense/(income) | Foreign exchange contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(6)	0
Net gains/(losses) on derivatives, excluded component, reclassified to net income	0	0
Derivatives not designated as hedging instruments:
Net gains/(losses) on derivatives, reclassified to net income	(6)	0
Net Investment Hedging | Designated as hedging instrument | Other expense/(income) | Cross-currency contracts
Derivatives designated as hedging instruments:
Net gains/(losses) on derivatives, excluded component, reclassified to net income	$ 0	$ 0